Risk	12 Months Ended
Dec. 31, 2020
Risk
Risk
5.1.	Financial risk management
5.1..1.	Financial risk management objectives and policies

The Group’s risk management is predominantly controlled by central treasury activities under an investment policy approved by the Board of Directors. Those treasury activities identify, evaluate and manage financial risks consistent with the Group’s operating needs. The board provides policies for overall risk management, covering specific areas, such as foreign exchange risk and credit risk. The Company does not intend to use derivative financial instruments because the Group’s future risk exposures cannot be reliably forecasted (volume of business activity, liquidity needs, foreign exchange exposure).

Hedging is not applied as most of the business activity is intended to be executed in U.S. Dollars and paid with the U.S. Dollars funds raised in public offerings. The foreign exchange exposure from costs incurred in currencies other than Euro is deemed immaterial.

The Group’s principal financial assets comprise quoted debt securities with credit ratings of AAA. Besides these financial assets, the Group has significant cash and cash equivalents. The Group’s principal financial liabilities comprise trade and other payables. The main purpose of these financial assets, cash/cash equivalents and liabilities are to finance the Group’s development activities.

The Group is exposed to market risk, credit risk and liquidity risk. The Board of Directors reviews and adopts policies for managing each of these risks, which are summarized below. The Group’s senior management oversees the management of these risks.

	Exposure	Measurement	Risk Management
Market risk	Future development costs; Recognized financial assets and liabilities not denominated in Euro	Forecasted cash flows Sensitivity analysis	Achievement of a natural hedge in the future
Credit risk	Cash and cash equivalents, current and non-current financial assets	Credit rating	Diversification of bank deposits, Investment guidelines for debt investments
Liquidity	R&D and G&A cost, equity, trade and other payables	Rolling cash flow forecast	Availability of funds through financing rounds or public offerings

5.1..2.	Market risk

Market risk is the risk that changes in market prices (e.g. due to foreign exchange rates) will affect the Group’s income, expenses or the value of its holdings of financial instruments. The objective of market risk management is to identify, manage and control market risk exposures within acceptable parameters.

Foreign exchange risk arises when commercial transactions or recognized assets or liabilities are denominated in a currency that is not an entity’s functional currency. The Group is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which costs and purchases are denominated and the respective functional currencies of Group companies. The functional currencies of Group companies are primarily the U.S. dollars and Euro. The currencies in which these transactions and financial assets are primarily denominated are U.S. dollars and Euro. The Group is exposed to the exchange rate between the Euro and the U.S. dollars. Due to the initial public offering in 2017, follow-on public offering in 2018 and at-the-market program share issuances in 2020, the Group has a significant cash and cash equivalents in U.S. dollars. Currently the Group does not hedge U.S. dollars but intends to achieve a natural hedge by contracting suppliers in U.S. dollars in the future. In 2020, the Group recognized significant foreign exchange gains and losses as the natural hedge is not yet achieved and the functional currency for InflaRx GmbH is Euro.

The Group is primarily exposed to changes in U.S. dollar to Euro exchange rates. The sensitivity of profit or loss to changes in the exchange rates arises mainly from U.S. dollar denominated financial instruments at InflaRx GmbH.

In 2020, if the Euro had weakened/strengthened by 10% against the U.S. dollar with all other variables held constant, the Group’s loss would have been €3 million higher/€3 million lower, mainly as a result of foreign exchange on translation of U.S. dollar-denominated assets of InflaRx GmbH.

Cash, cash equivalents and financial assets denominated in USD of InflaRx GmbH	December 31, 2020	December 31, 2019
	(in €)	(in €)
Current financial assets (securities and accrued interest)	8,333,240	32,947,491
Cash and cash equivalents	22,530,687	4,123,532
Total assets exposed to the risk	30,863,927	37,071,023
Conversion rate EUR/USD at reporting date 1/1.2271

Sensitivity analysis:	Conversion rate	Profit/(loss)	carrying amount
		(in €)
Euro weakens against U.S. dollars	1.2500	(2,805,812)	28,058,115
Euro strengths against U.S. dollars	1.0500	3,429,325	34,293,252

Based on the exchange rate fluctuations from the last three years, the Company expects that exchange rate fluctuations of the Euro to the U.S. dollar between 1.0500 and 1.2500 could be reasonably possible. Compared to the exchange rate on the statement of financial position date (EUR/USD at reporting date is 1/1.2271), these rates could have a material impact on the Company’s total loss of the period.

5.1..3.	Credit risk

Credit risk is the risk that a counterparty will not meet its obligations leading to a financial loss for the Company. The Company is exposed to credit risk mainly from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Credit risk from balances with banks and financial institutions is managed by the Company in accordance with the Company’s investment policy. Investment of financial resources which are currently not used to fund R&D or G&A activities, are made only with counterparties within the credit limits approved by the investment policy. For short-term investments in Euro or USD debt securities, a AAA credit rating is required. Only for short-term deposits in cash and cash equivalents with the Company’s principal banks, their lower credit ratings are accepted (credit ratings varying between A and BBB). Complex financial products as well as other investments denominated in currencies other than USD or Euro are not permitted by the investment policy. Counterparty credit limits and the investment policy are discussed with the Company’s Audit Committee on an annual basis and may be updated throughout the year subject to approval of the Company’s Audit Committee. The limits are set to minimize the concentration of risks and therefore mitigate financial loss through a counterparty’s potential failure to make payments.

The maximum exposure to counterparty credit risk is €81.4 million at December 31, 2020 (December 31, 2019: €115.8 million). This amount equals the carrying amount at year end of cash and cash equivalents (2020: €26.0 million; 2019: €33.1 million) and financial assets (2020: €55.4 million; 2019: €82.6 million).

5.1..4.	Liquidity risk

The Company monitors its risk of a shortage of funds in every quarterly forecast as well as on an ongoing basis. The Company disclosed the maturities of its principal liabilities under ‘6 Commitments’. Prudent liquidity risk management involves maintaining sufficient cash and marketable securities and the availability of funding to meet obligations when due. The Group continually monitors its risk of a shortage of funds using short and mid-term liquidity planning. This takes into account of the expected cash flows from all activities. The management team performs regular reviews of the budget.

The Company has a history of significant operating losses. Management expects that the Company incurs significant and increasing losses for the foreseeable future; as the Company may not achieve or maintain profitability in the near future, it is dependent on capital contributions or other funding.

In November 2017, May 2018, and July/August 2020, the Group raised significant funding that it estimates will enable the Group to fund operating expenses and capital expenditure requirements for at least 24 months from December 31, 2020. The Group expects to require additional funding to continue to advance the development of product candidates. In the event regulatory approval is received and the Company implements a strategy to commercialize the products itself, the Group would require additional capital.

At the end of the reporting period, the Group held the following deposits that are expected to readily generate cash inflows to meet the outstanding financial commitments.

Liquidity	December 31, 2020	December 31, 2019
	(in €)
Short-term deposits	24,416,767	27,803,153
Cash at banks	1,551,914	5,328,127
Marketable Securities (current)	54,752,700	81,895,377
Other (non-current portion)	272,268	272,614
Other (current)	409,333	458,491
Total funds available	81,402,982	115,757,762

5.2.	Capital management

The Group’s policy for capital management is to ensure that it maintains its liquidity in order to finance its operating activities, future business development and meet its liabilities when due. The Group manages its capital structure primarily through equity. The Group does not have any ﬁnancial liabilities, other than trade and other payables or leasing liabilities.

No changes were made in the objectives, policies or processes for managing capital during the year.